Commitment and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

17	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancelable operating leases as of December 31, 2024 and June 30, 2025, please refer to Note 8 set forth in the Notes to the Interim Condensed Consolidated Financial Statements.

As of December 31, 2024 and Jume 30, 2025, the Company did not have any capital commitments.